Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)
Subsidiaries:
Issued capital | €	€ 6,505,000	€ 6,430,000
Nyxoah Ltd
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Issued capital | ₪				₪ 1			₪ 1			₪ 1
Nyxoah Pty Ltd
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Issued capital | $					$ 100			$ 100			$ 100
Nyxoah Inc
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Issued capital | $						$ 1			$ 1			$ 1
Nyxoah GmbH
Subsidiaries:
Percentage of share capital held	100.00%	100.00%	100.00%
Issued capital | €	€ 25,000	€ 25,000	€ 25,000